UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM N-CSR
        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
               INVESTMENT COMPANIES

Investment Company Act file number  811-08637
                                  ---------------

           The Pacific Corporate Group Private Equity Fund
---------------------------------------------------------------------
         (Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200 La Jolla, California    92037
---------------------------------------------------------------------
           (Address of principal executive offices)   (Zip code)

                The Corporation Trust Company
                   Corporation Trust Center
                    1209 Orange Street
               Wilmington, Delaware 19801
----------------------------------------------------------------------
          (Name and address of agent for service)

Registrant's telephone number, including area code:  (858) 456-6000
                                                    --------------------
Date of fiscal year end:   3/31/03
                         -----------
Date of reporting period:   3/31/03
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  Reports to Stockholders.











THE PACIFIC CORPORATE GROUP
PRIVATE EQUITY FUND

Consolidated Financial Statements and
Independent Auditors' Report

For the Year Ended March 31, 2003

INDEPENDENT AUDITORS' REPORT

The Pacific Corporate Group Private Equity Fund:

We have audited the accompanying consolidated balance sheet of The Pacific Corporate Group Private Equity Fund (the "Trust"), including the consolidated schedule of portfolio investments, as of March 31, 2003, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in shareholders' equity for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the consolidated financial position of The Pacific Corporate Group Private Equity Fund as of March 31, 2003, and the results of its operations, its cash flows, the changes in shareholders' equity and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the consolidated financial statements include securities valued at $68,772,690 as of March 31, 2003 representing 80% of net assets, whose values have been estimated by the Advisor Trustee in the absence of readily ascertainable market values. We have reviewed the procedures used by the Advisor Trustee in arriving at its estimate of value of such investments and have inspected the underlying documentation, and in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


s/ Deloitte & Touche LLP
New York, New York
May 27, 2003

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED BALANCE SHEET
March 31, 2003


Assets

Portfolio investments at fair value (cost $91,965,504)                                                  $     68,772,690
Cash and cash equivalents                                                                                     17,212,798
Accrued interest receivable                                                                                       28,850
Prepaid expenses and other assets                                                                                 64,753
Deferred compensation plan assets, at market value                                                                88,747
                                                                                                        ----------------

Total Assets                                                                                            $     86,167,838
                                                                                                        ================


Liabilities and Shareholders' Equity

Liabilities:
Accounts payable and accrued expenses                                                                   $        138,627
Deferred compensation plan assets - due to Independent Trustees                                                   88,747
                                                                                                        ----------------
   Total liabilities                                                                                             227,374
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
Adviser Trustee (500 shares)                                                                                     395,457
Beneficial Shareholders (108,159.8075 shares)                                                                 85,545,007
                                                                                                        ----------------
   Total shareholders' equity                                                                                 85,940,464
                                                                                                        ----------------

Total Liabilities and Shareholders' Equity                                                              $     86,167,838
                                                                                                        ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended March 31, 2003

Investment Income and Expenses

Interest from short-term investments                                                                    $         363,025
Interest from Direct Investments                                                                                    9,829
                                                                                                        -----------------
   Total income                                                                                                   372,854
                                                                                                        -----------------

Expenses:
Management fee                                                                                                  1,368,925
Legal fees                                                                                                        273,623
Accounting and administrative fees                                                                                177,152
Independent Trustee fees                                                                                           45,000
Custody fees                                                                                                       54,755
Insurance expense                                                                                                  72,891
Other expenses                                                                                                     23,751
                                                                                                        -----------------
   Total expenses                                                                                               2,016,097
                                                                                                        -----------------

   Net investment loss                                                                                         (1,643,243)
                                                                                                        -----------------

Net Change in Net Assets from Portfolio Investments

Change in net unrealized depreciation of Direct Investments                                                    (4,327,268)
                                                                                                        -----------------

Change in unrealized appreciation of Distributed Investments                                                       20,555
Net realized loss from Distributed Investments                                                                    (27,380)
                                                                                                        -----------------
   Net change in net assets from Distributed Investments                                                           (6,825)
                                                                                                        -----------------

Change in net unrealized depreciation of Indirect Investments                                                  (9,775,587)
Expenses paid in connection with Indirect Investments                                                             (43,760)
Realized gains/income distributions received from Indirect Investments                                  2,925,979
Realized loss from write-off of Indirect Investments                                                           (2,372,354)
                                                                                                        -----------------
   Net change in net assets from Indirect Investments                                                          (9,265,722)
                                                                                                        -----------------

Net Decrease in Net Assets from Operations                                                              $     (15,243,058)
                                                                                                        =================


The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
For the Years Ended March 31, 2003 and 2002


                                                                Adviser              Beneficial
                                                                Trustee             Shareholders                Total

Balance as of March 31, 2001                                $     1,086,307       $     129,524,524      $     130,610,831

Cash distribution                                                   (50,000)            (10,815,981)           (10,865,981)

Net decrease in net assets from operations                         (550,209)            (13,556,067)           (14,106,276)
                                                            ---------------       -----------------      -----------------

Balance as of March 31, 2002                                        486,098             105,152,476            105,638,574

Cash distribution                                                   (20,500)             (4,434,552)            (4,455,052)

Net decrease in net assets from operations                          (70,141)            (15,172,917)           (15,243,058)
                                                            ---------------       -----------------      -----------------

Balance as of March 31, 2003                                $       395,457       $      85,545,007 (A)  $      85,940,464
                                                            ===============       =================      =================

(A) The net asset value per share of beneficial interest was $790.91 as of March 31, 2003. Additionally, through March 31, 2003, the Trust had made cash distributions to Beneficial Shareholders totaling $160.00 per share of beneficial interest.




The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Year Ended March 31, 2003


Cash Flows From Operating Activities

Net decrease in net assets from operations                                                               $    (15,243,058)

Adjustments to reconcile net decrease in net assets from operations to net cash provided from operating activities:


Cost of Direct Investments purchased                                                                             (560,064)
Capital contributed to Indirect Investments                                                                    (4,208,656)
Return of capital distributions received from Indirect Investments                                              3,478,499
Proceeds from the sale of Distributed Investments                                                                  94,599
Change in net unrealized depreciation of Indirect Investments                                                   9,775,587
Realized loss from write-off of Indirect Investments                                                            2,372,354
Net change in unrealized depreciation of Direct Investments                                                     4,327,268
Net change in net assets from Distributed Investments                                                               6,825
Amortization of discount on debt security                                                                            (350)
Decrease in accrued interest receivable                                                                             3,135
Decrease in prepaid expenses and other assets                                                                      76,575
Increase in accounts payable and accrued expenses                                                                  75,551
                                                                                                         ----------------
Cash provided from operating activities                                                                           198,265
                                                                                                         ----------------


Cash Flows From Financing Activities

Cash distribution paid to shareholders                                                                         (4,455,052)
                                                                                                         ----------------

Decrease in cash and cash equivalents                                                                          (4,256,787)
Cash and cash equivalents at beginning of period                                                               21,469,585
                                                                                                         ----------------

Cash and Cash Equivalents at End of Period                                                               $     17,212,798
                                                                                                         ================


Supplemental disclosure of non-cash investing activities:

Value of in-kind distributions received from Indirect Investments                                        $        101,424
                                                                                                         ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
As of March 31, 2003

                                                                                                          Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Direct Investments:

ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
10,000 shares of redeemable exchangeable
   cumulative preferred stock                                        $      1,000,000   $      1,000,000
100,000 shares of common stock                                              1,000,000          1,000,000
                                                                     ----------------   ----------------
                                                                            2,000,000          2,000,000        2.33%
                                                                     ----------------   ----------------
HCS Holdings, Inc.
Beaumont, TX
Home healthcare supplies
33,750 shares of Series A redeemable preferred stock                        3,375,000          3,375,000
37,500 shares of Class A common stock                                         375,000            375,000
                                                                     ----------------   ----------------
                                                                            3,750,000          3,750,000        4.36%
                                                                     ----------------   ----------------
Integra Telecom, Inc. (b)
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock                                4,000,000                  0
Warrant to purchase 71,222 shares of Class A voting
   common stock at $.05 per share, expiring 1/14/10                                 0                  0
185,000 shares of Series H preferred stock                                    185,000            185,000
Warrant to purchase 637,788 shares of Class A voting
   common stock at $.0005 per share, expiring 7/03/12                               0                  0
                                                                     ----------------   ----------------
                                                                            4,185,000            185,000        0.22%
                                                                     ----------------   ----------------
IRMC Holdings, Inc.
Columbus, OH
Accounts receivable management and teleservices
34,654 shares of 8% Series A cumulative
   redeemable preferred stock                                               3,465,400          4,560,400
84,920 shares of Class A common stock                                       1,475,518          4,725,798
                                                                     ----------------   ----------------
                                                                            4,940,918          9,286,198       10.81%
                                                                     ----------------   ----------------
VS&A-DTN, LLC
New York, NY
Holding company for investment in Data Transmission
Network Corporation, a business-to-business e-commerce
and information services company serving the agriculture,
weather, energy and financial services industries
1.565% membership interest in VS&A-DTN, LLC                                 3,750,000                  0        0.00%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS, continued
As of March 31, 2003

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets
VS&A HW Holding, LLC
Washington, D.C
Holding company for investment in Hanley-Wood, LLC, a
business to business company providing publishing trade
show and related media for residential building industry
1.779% membership interest in VS&A HW Holding LLC                    $      3,000,000   $      3,750,000        4.36%

Hanley-Wood Holdings, LLC
Washington, D.C.
A business to business company providing publishing trade
show and related media for the residential building industry
13.25% Senior note due January 31, 2011 (a)                                   142,849            142,849
Warrant to purchase .01827% of Hanley-Wood
   Holdings, LLC at $.0001827, expiring 1/31/13                                23,565             23,565
                                                                     ----------------   ----------------
                                                                              166,414            166,414        0.19%
                                                                     ----------------   ----------------
Zhone Technologies, Inc. (c)
Oakland, CA
Next generation telecommunications
equipment, services, and solutions provider
375,175 Series AA preferred stock                                           3,000,000                  0        0.00%
                                                                     ----------------   ----------------     --------

Total Direct Investments                                                   24,792,332         19,137,612       22.27%
                                                                     ----------------   ----------------     --------

Indirect Investments:

Alta California Partners II, L.P.                                           3,701,444          2,158,393        2.51%
$4,000,000 original capital commitment
1.783% limited partnership interest

American Securities Partners II, L.P.                                       3,375,563          3,219,240        3.75%
$5,000,000 original capital commitment
1.429% limited partnership interest

Apollo Investment Fund IV, L.P.                                             4,354,491          4,131,929        4.81%
$5,000,000 original capital commitment
..139% limited partnership interest

Atlas Venture Fund IV, L.P.                                                 1,197,523            328,340        0.38%
$1,540,000 original capital commitment
..381% limited partnership interest

Aurora Equity Partners II L.P.                                              4,169,203          4,574,039        5.32%
$5,000,000 original capital commitment
..663% limited partnership interest

Bedrock Capital Partners I, L.P.                                            4,311,364          1,018,839        1.19%
$5,000,000 original capital commitment
4.189% limited partnership interest


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS, continued
As of March 31, 2003

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

CVC European Equity Partners II L.P.                                 $      5,098,746   $      5,731,915        6.67%
$7,500,000 original capital commitment
..397% limited partnership interest

Fenway Partners Capital Fund II, L.P.                                       2,899,266          2,319,312        2.70%
$5,000,000 original capital commitment
..550% limited partnership interest

First Reserve Fund VIII, L.P.                                               4,346,583          4,790,000        5.57%
$5,000,000 original capital commitment
..616% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                              4,378,090          1,857,746        2.16%
$5,000,000 original capital commitment
..124% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.                          2,458,142            960,956        1.12%
$2,500,000 original capital commitment
..260% limited partnership interest

Parthenon Investors, L.P.                                                   2,948,398          2,685,778        3.13%
$3,500,000 original capital commitment
..990% limited partnership interest

Providence Equity Partners III, L.P.                                        2,173,499            728,214        0.85%
Providence Equity Offshore Partners III, L.P.                                 575,815            398,859        0.46%
                                                                     ----------------   ----------------     --------
$3,500,000 original capital commitment                                      2,749,314          1,127,073        1.31%
                                                                     ----------------   ----------------     --------
..372% limited partnership interest

Sentinel Capital Partners II, L.P.                                          2,671,020          2,719,716        3.16%
$5,000,000 original capital commitment
3.973% limited partnership interest

Sprout Capital VIII, L.P. (d)                                               4,321,363          1,280,208        1.49%
$5,000,000 original capital commitment
..667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                          7,983,893          6,478,533        7.54%
$10,000,000 original capital commitment
..342% limited partnership interest

Triumph Partners III, L.P.                                                  4,044,823          2,710,883        3.15%
$5,000,000 original capital commitment
..831% limited partnership interest



THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS, continued
As of March 31, 2003

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

VS&A Communications Partners III, L.P.                               $      2,163,946   $      1,542,178        1.79%
$3,000,000 original capital commitment
..310% limited partnership interest                                                                           _______
                                                                     ----------------   ----------------

Total Indirect Investments                                                 67,173,172         49,635,078       57.75%
                                                                     ----------------   ----------------     --------

Total Portfolio Investments (e)                                      $     91,965,504   $     68,772,690       80.02%
                                                                     ================   ================     ========

(a) The cost of debt securities is adjusted for amortization of discount on such securities.

(b) In February 2003, Integra Telecom, Inc. completed a 1 for 50 reverse split of its common stock. As a result, the Trust received warrants to purchase 71,222 shares of Class A voting common stock at $.05 per share in exchange for its warrant to purchase 3,561,086 shares of Class A voting common stock at $.001 per share. The Trust also received 637,788 shares of Class A voting common stock at $.0005 per share in exchange for its warrant to purchase 31,889,397 shares of Class A voting common stock at $.00001 per share.

(c) In connection with a legal restructuring of Zhone Technologies, Inc., the Trust exchanged its ownership interest in Zhone Investors VIII, LLC for 375,175 shares of Zhone Technologies, Inc. Series AA preferred stock.

(d) In May 2002, the Trust received an in-kind distribution from Sprout Capital VIII, L.P. of 7,072 common shares of Alcatel, Inc. valued at $89,008 as of the distribution date. The Trust sold such shares in June 2002 for $82,036, realizing a loss of $35,032. In December 2002, the Trust received an additional in-kind distribution from Sprout Capital VIII, L.P. of 1,659 common shares of Allos Therapeutics, Inc. valued at $12,416 as of the distribution date. The Trust sold such shares in January 2003 for $12,563, realizing a gain of $7,652.

(e) On March 31, 2003, the Trust wrote-off its investment in Exxel Capital Partners V, L.P., realizing a loss of $2,372,354.




The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS
For the Five Years Ended March 31, 2003

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION
PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating
   Performance:                                2003                2002              2001             2000               1999
   ------------                         ----------------     --------------     ---------------  -------------     ---------------

Net asset value, beginning of
    period                              $       972.20     $     1,197.53   $       1,136.92    $       985.21    $         483.39
                                        --------------     --------------   ----------------    --------------    ----------------

Net capital contributions                         0.00               0.00               0.00              0.00              510.36
                                        --------------     --------------   ----------------    --------------    ----------------

Net investment (loss) income                    (15.12)            (11.27)              0.79             13.55                1.60
Net change in net assets from
    Portfolio Investments                      (125.17)           (114.06)             78.82            138.16              (10.14)
                                        --------------     --------------   ----------------    --------------    ----------------
Net (decrease) increase in net
    assets resulting from operations           (140.29)           (125.33)             79.61            151.71               (8.54)
                                        --------------     --------------   ----------------    --------------    ----------------

Cash distributions                              (41.00)           (100.00)            (19.00)             0.00                0.00
                                        --------------     --------------   ----------------    --------------    ----------------

Net asset value, end of period          $       790.91     $       972.20   $       1,197.53    $     1,136.92    $         985.21
                                        ==============     ==============   ================    ==============    ================

Total investment return                       (14.43%)          (10.47%)              7.06%            15.40%              (0.86%)
                                        =============      ============     ===============     =============     ===============


Ratios to Average Net Assets:

Investment expenses                             2.09%             1.63%               1.38%             1.56%               3.54%
                                        =============      ============     ===============     =============     ===============

Net investment (loss) income                   (1.70%)           (1.05%)              0.07%             1.31%               0.28%
                                        =============      ============     ===============     =============     ===============


Supplemental Data:

Net assets, end of period               $   85,940,464    $   105,638,574   $     130,610,831  $   123,537,198    $   107,052,511
                                        ==============    ===============   =================  ===============    ===============

Portfolio turnover                              0.13%             0.09%              16.59%             0.52%             0.00%
                                        =============     =============     ===============     =============     =============



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.       Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

Pacific Corporate Group LLC, the Adviser Trustee of the Trust (the "Adviser Trustee") manages the investment policies and operations of the Trust. The Adviser Trustee and four individuals (the "Individual Trustees"), three of whom are non-interested persons as defined in the Investment Company Act of 1940 (the "Independent Trustees"), are responsible for the overall supervision of the Trust.

The objective of the Trust is to achieve, through selected private market equity and equity-related investments, rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments"). The Trust makes certain Indirect and Direct Investments through PEF Indirect, LLC and PEF Direct, Inc., wholly owned subsidiaries of the Trust. The Fund's consolidated financial statements include the financial statements of PEF Indirect, LLC and PEF Direct, Inc.

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market.

Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees. In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partner managers of such investments. The valuations provided by the general partner managers are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee for reasonableness and the fair value of each Indirect Investment may be adjusted in the discretion of the Adviser Trustee. In deriving the fair value of each Indirect Investment, the Adviser Trustee also considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, continued

The fair value of the Trust's Direct Investments and securities received from Indirect Investments ("Distributed Investments") are determined as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price on the valuation date,
(ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities, the company's earnings, sales and book value and the amount that the Trust might reasonably expect to receive upon the current sale of such privately-held securities.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Currency Risk - Although the majority of the Trust's investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than its reporting currency, the U.S. dollar. Consequently, the Trust is exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust's assets which are denominated in currencies other than the U.S. dollar.

Syndication Costs - Selling commissions of $1,926,568 and other costs associated with selling shares of the Trust totaling $568,126 have been recorded as a direct reduction to shareholders' equity since the inception of the Trust.

Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, continued

3.       Shareholders' Equity

In connection with the issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the shares.

4.       Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments", and 15% from Direct Investments in "pari passu co-investments" (as described below), provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

5.       Related Party Transactions

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

As compensation for services rendered to the Trust, each Independent Trustee receives $10,000 annually in quarterly installments and $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, the Independent Trustees also are members of the Audit Committee. As compensation for services rendered to the Trust as members of the Audit Committee, each of the Independent Trustees receives an additional $2,500 annually in quarterly installments and $250 for each Audit Committee meeting attended.

Effective January 1, 2001, the Trust established a deferred compensation plan for the benefit of the Independent Trustees, whereby the Independent Trustees may elect to defer all or a portion of their

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, continued

compensation for services rendered to the Trust. Such deferred compensation is invested in managed mutual funds for the benefit of the Independent Trustees. Income earned from such funds is credited to the Independent Trustees as earned. Information concerning each Individual Trustee is shown in the attached schedule of Supplemental Information - Individual Trustees.

6.       Investment Commitments

As of March 31, 2003, the Trust had unfunded investment commitments of approximately $12.9 million.

7.       Cash Distribution

On March 25, 2003, the Trust made a cash distribution to shareholders totaling $4,455,052, of which the Beneficial Shareholders received $4,434,552, or $41 per share of beneficial interest in the Trust, and the Adviser Trustee received $20,500. Cumulative distributions made through March 31, 2003 total $17,385,570, of which the Beneficial Shareholders have received $17,305,570, or $160 per share of beneficial interest in the Trust, and the Adviser Trustee has received $80,000.

8.       Recent Financial Pronouncement

In January 2003, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"), which addresses consolidation by business enterprises that control another entity through interests other than voting interests (referred to as a variable interest entity or "VIE"). Under FIN 46, the Trust is required to assess whether new investments made after January 31, 2003 meet the criteria of VIE, and if so, to consolidate such entities into its respective financial statements. Additionally, the Trust will need to assess whether all other investments held at December 31, 2004 meet the criteria of VIE, and if so, to consolidate such entities into its financial statements. The Adviser Trustee believes that no investments of the Trust would be considered a VIE as of March 31, 2003. As a result, the Adviser Trustee currently does not believe the adoption of FIN 46 would have an impact on the accounting for the investments of the Trust.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION - INDIVIDUAL TRUSTEES (Unaudited)

Information concerning each Individual Trustee of the Trust is shown in the chart below.

 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                                                                                           Complex
                                                                                         Overseen by
                                                Term of Office                           Director or    Other Directorships
                                Position Held    and Length of   Principal Occupation    Nominee for    Held by Director or
     Name, Address and Age        with Fund       Time Served     During Past 5 Years     Director     Nominee for Director
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 Christopher J. Bower
 1200 Prospect Street,                                          President and Chief
 Suite 200                      President and                   Executive Officer of
 La Jolla, CA 92037               Individual      Indefinite,   Pacific Corporate
 Age 44                            Trustee        Since 1998    Group LLC                     1                None
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 Harry G. Bubb
 1200 Prospect Street, Suite
 200                                                            Chairman Emeritus,
 La Jolla, CA 92037              Independent      Indefinite,   Pacific Mutual Life
 Age 78                            Trustee        Since 1998    Insurance Company             1                None
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
                                                                Ivadelle and Theodore
 Alan C. Shapiro                                                Johnson Professor of
 1200 Prospect Street, Suite                                    Banking and Finance at
 200                                                            the Marshall School of
 La Jolla, CA 92037              Independent      Indefinite,   Business, University                   Remington Oil and Gas
 Age 57                            Trustee        Since 1998    of Southern California        1            Corp. (NYSE)
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
                                                                                                       Brandes International
                                                                                                       Fund, Forward Funds,
                                                                                                       RREEF American REIT,
 DeWitt F. Bowman                                                                                     Wilshire Target Funds,
 1200 Prospect Street, Suite                                                                            and as a trustee of
 200                                                                                                    the Pacific Gas and
 La Jolla, CA 92037              Independent      Indefinite,   Principal of Pension                     Electric Nuclear
 Age 71                            Trustee        Since 1998    Investment Consulting         1        Decommissioning Trust
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------



ITEM 2.  Code of Ethics.

                  Not applicable.

ITEM 3.  Audit Committee Financial Expert.

                  Not applicable.

ITEM 4.  Principal Accountant Fees and Services.

                  Not applicable.

ITEMS 5-6.        [Reserved]

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

                  Not applicable.

ITEM 8.  [Reserved]

ITEM 9.  Controls and Procedures.

                  In the last 90 days, there were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. Exhibits.

                  (a) Not applicable.

                  (b) Attached hereto.

                  Exhibit 99. CERT
                  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.


                                   SIGNATURES

           Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund
             --------------------------------------------------------------


By:   /s/ Christopher J. Bower
------------------------------------
Christopher J. Bower
President/Principal Executive Officer

Date: June 6, 2003

         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Christopher J. Bower
------------------------------------
Christopher J. Bower
President/ Principal Executive Officer of
The Pacific Corporate Group Private Equity Fund

Date:  June 6, 2003


By:   /s/ Philip M. Posner
------------------------------
Philip M. Posner
Vice President, Treasurer and Secretary/Principal
Financial Officer of The Pacific Corporate Group
Private Equity Fund

Date:  June 6, 2003